FAIR VALUE MEASUREMENTS - Company's Financial Assets and Liabilities Measured on Recurring Basis (Details)	Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in trust account - money market funds	$ 278,015,286
Derivative warrant liabilities	19,514,651
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in trust account - money market funds	278,015,286
Total Fair Value	287,613,900
Level 1 | Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	9,598,614
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	9,916,037
Level 3 | Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 9,916,037